Annual Total Returns [BarChart] - LVIP T Rowe Price 2030 Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(0.54%)
2012	7.90%
2013	13.74%
2014	4.16%
2015	(2.66%)
2016	3.72%
2017	13.47%
2018	(7.59%)
2019	22.15%
2020	15.25%